Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 952,345	$ 1,106,265	$ 1,430,240	$ 1,512,661